LINES OF CREDIT - RELATED PARTIES	12 Months Ended
Sep. 30, 2013
Notes to Financial Statements
Note 7. LINES OF CREDIT- RELATED PARTIES

In March 2011, the Company entered into two revolving line of credit agreements with its two (2) founding stockholders in the amount of $125,000, aggregating $250,000, to fund development stage operations.  In January 2012, the agreements were amended to increase each of the lines from $125,000 to $250,000, for an aggregate borrowing amount of $500,000.  In April of 2013, one of the founding stockholders amended the agreement to increase the line from $250,000 to $275,000, for an aggregate borrowing limit of $525,000.  These credit facilities are non-interest bearing, and matured December 31, 2013.